Deferred revenue - Schedule of changes in contract with customer liability balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract With Customer Asset And Liability [Abstract]
Balance at beginning of year	$ 27,191	$ 33,037
Additions to deferred revenue	260,051	192,822
Recognition of deferred revenue as revenues	(259,574)	(197,698)
Exchange differences	(579)	(970)
Balance at end of year	$ 27,089	$ 27,191